united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

Semi-Annual Report
December 31, 2015

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmark:

			Annualized Inception** -
	Six months	One year	December 31, 2015
HCM Tactical Growth Fund – Class A	(3.84)%	(2.44)%	(4.62)%
HCM Tactical Growth Fund – Class A with load	(9.35)%	(8.01)%	(8.51)%
HCM Tactical Growth Fund – Class I	(3.84)%	(2.43)%	(4.64)%
HCM Tactical Growth Fund – Class R	(3.84)%	(2.43)%	(4.64)%
HCM Tactical Growth Fund – Investor Class	(4.25)%	(2.85)%	(4.93)%
HFRX Equity Hedge Index***	(4.32)%	(1.68)%	(1.50)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 3.15% for Class A shares and 3.90% for Investor Class per the November 1, 2015 prospectus. The Fund’s total operating expenses, before fee waiver and expense reimbursement, are 2.90% for Class I shares and 3.00% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

The Fund’s top holdings by investment type and industry sector as of December 31, 2015 are as follows:

Industry Sector	% of Net Assets
Exchange Traded Funds	50.6%
Common Stocks
Consumer, Non-cyclical	7.6%
Communications	7.1%
Consumer, Cyclical	4.8%
Utilities	4.0%
Basic Materials	4.0%
Financial	3.9%
Energy	3.7%
Technology	2.2%
Industrial	1.5%
Mutual Fund	7.5%
Other Assets Less Liabilities	3.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmark:

		Annualized Inception** -
	Six months	December 31, 2015
HCM Dividend Sector Plus Fund – Class A	(1.00)%	0.48%
HCM Dividend Sector Plus Fund – Class A with load	(6.70)%	(5.29)%
HCM Dividend Sector Plus Fund – Class I	(1.00)%	0.48%
HCM Dividend Sector Plus Fund – Class R	(1.00)%	0.48%
HCM Dividend Sector Plus Fund – Class A1	(1.00)%	0.48%
HCM Dividend Sector Plus Fund – Class A1 with load	(6.70)%	(5.29)%
HCM Dividend Sector Plus Fund – Investor Class	(1.32)%	0.16%
S&P 500 Total Return Index	0.15%	1.88%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.39% for Class A shares, 2.54% for Class A1 shares, and 3.14% for Investor Class shares per the November 1, 2015 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.39% for Class I shares and 2.24% for Class R shares per the March 3, 2015 prospectus. Class A and Class A1 shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

The Fund’s top industry sectors as of December 31, 2015 are as follows:

Industry Sector	% of Net Assets
Consumer, Non-cyclical	20.9%
Consumer, Cyclical	12.8%
Utilities	11.6%
Financial	11.5%
Communications	11.3%
Technology	11.1%
Basic Materials	10.9%
Energy	10.1%
Industrial	8.6%
Other, Cash & Cash Equivalents	(8.8)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Fair Value
	COMMON STOCKS - 38.8%
	AGRICULTURE - 0.9%
5,995	Archer-Daniels-Midland Co.	$219,897

	AIRLINES - 1.6%
5,132	American Airlines Group, Inc.	217,340
3,680	United Continental Holdings. *	210,864
		428,204
	APPAREL - 0.7%
1,760	Ralph Lauren Corp.	196,205

	AUTO MANUFACTURERS - 0.8%
5,981	General Motors Co.	203,414

	BANKS - 1.5%
4,650	Comerica, Inc.	194,509
3,199	JPMorgan Chase & Co.	211,230
		405,739
	BIOTECHNOLOGY - 0.8%
2,017	Gilead Sciences, Inc.	204,100

	CHEMICALS - 1.5%
2,315	LyondellBasell Industries N.V.	201,174
6,875	The Mosaic Co.	189,681
		390,855
	COMMERCIAL SERVICES - 0.8%
2,862	United Rentals, Inc. *	207,609

	COMPUTERS - 1.5%
15,484	Hewlett Packard Co.	183,331
3,493	Western Digital Corp.	209,755
		393,086
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
6,479	Charles Schwab Corp.	213,353

	ELECTRIC - 4.0%
22,523	The AES Corp.	215,545
3,240	Entergy Corp.	221,487
7,782	Exelon Corp.	216,106
4,016	PG&E Corp.	213,611
5,416	Public Service Enterprise, Inc.	209,545
		1,076,294
	ENGINEERING & CONSTRUCTION - 0.8%
4,488	Fluor Corp.	211,923

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Fair Value

	FOOD - 1.9%
4,954	Tyson Foods, Inc.	$264,197
7,223	Whole Foods Market, Inc.	241,971
		506,168
	FOREST PRODUCTS & PAPER - 0.7%
5,229	International Paper Co.	197,133

	HEALTHCARE - PRODUCTS - 0.8%
5,637	Baxter International, Inc.	215,052

	HEALTHCARE - SERVICES - 2.6%
1,658	Anthem, Inc.	231,192
3,253	HCA Holdings, Inc. *	220,000
1,290	Humana, Inc.	230,278
		681,470
	INSURANCE - 1.5%
4,235	MetLife, Inc.	204,169
2,493	Prudential Financial, Inc.	202,955
		407,124
	INTERNET - 1.6%
279	Alphabet, Inc.* - Class A	217,065
7,488	EBay, Inc. *	205,770
		422,835
	MACHINERY - CONSTRUCTION & MINING - 0.7%
14,371	Joy Global, Inc.	181,218

	MEDIA - 1.5%
7,057	Discovery Communications, Inc. *	188,281
15,222	News Corp.	203,366
		391,647
	MINING - 1.7%
25,073	Alcoa, Inc.	247,471
12,189	Newmont Mining Corp.	219,280
		466,751
	OIL & GAS - 3.7%
12,911	Ensco PLC	198,700
3,982	Helmerich & Payne, Inc.	213,236
7,446	Murphy Oil Corp.	167,163
15,647	Transocean Ltd.	193,710
3,019	Valero Energy Corp.	213,473
		986,282
	RETAIL - 1.6%
7,155	Best Buy Co., Inc.	217,870
3,557	Wal-Mart Stores, Inc.	218,044
		435,914

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Fair Value
	SEMICONDUCTORS - 0.8%
13,981	Micron Technology, Inc. *	$197,971

	TELECOMMUNICATIONS - 4.0%
6,418	AT&T, Inc.	220,843
7,853	CenturyLink, Inc.	197,581
43,636	Frontier Communications Corp.	203,780
4,244	Level 3 Communications, Inc. *	230,704
4,737	Verizon Communications, Inc.	218,944
		1,071,852

	TOTAL COMMON STOCKS (Cost $10,606,079)	10,312,096

	EXCHANGE TRADED FUNDS - 50.6%
	EQUITY FUNDS - 50.6%
7,738	iShares Nasdaq Biotechnology ETF	2,617,998
82,612	ProShares Ultra QQQ	6,473,476
69,022	ProShares Ultra S&P500	4,348,386
	TOTAL EXCHANGE TRADED FUNDS (Cost $13,454,231)	13,439,860

	MUTUAL FUND - 7.5%
	EQUITY FUND - 7.5%
18,072	Rydex Series - Financial Services Fund	1,995,181
	TOTAL MUTUAL FUND (Cost $2,100,000)

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
831,693	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $831,693)	831,693

	TOTAL INVESTMENTS - 100.0% (Cost $26,992,003) (a)	$26,578,830
	OTHER ASSETS LESS LIABILITIES - 0.0%	8,962
	NET ASSETS - 100.0%	$26,587,792

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,071,531 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$424,399
Unrealized Depreciation:	(917,100)
Net unrealized Depreciation:	$(492,701)

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

*	Non-income producing security.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Fair Value
	COMMON STOCKS - 108.8%
	AGRICULTURE - 4.6%
32,406	Archer-Daniels-Midland Co.	$1,188,652
13,391	Philip Morris Internationl, Inc.	1,177,203
		2,365,855
	AUTO MANUFACTURERS - 2.1%
32,374	General Motors Co.	1,101,040

	BANKS - 2.3%
17,539	JPMorgan Chase & Co.	1,158,100

	BEVERAGES - 0.0%
10	Keurig Green Mountain, Inc.	900

	CHEMICALS - 4.1%
12,348	LyondellBasell Industries N.V.	1,073,041
37,701	The Mosaic Co.	1,040,170
		2,113,211
	COMMERCIAL SERVICES - 2.2%
34,220	ADT Corp.	1,128,575

	COMPUTERS - 6.6%
82,775	Hewlett Packard Co.	980,056
33,933	Seagate Technology PLC	1,243,984
18,956	Western Digital Corp.	1,138,308
		3,362,348
	ELECTRIC - 6.9%
119,858	The AES Corp.	1,147,041
17,519	Entergy Corp.	1,197,599
42,440	Exelon Corp.	1,178,559
		3,523,199
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
23,419	Emerson Electric Co.	1,120,131

	ENGINEERING & CONSTRUCTION - 2.2%
24,386	Fluor Corp.	1,151,507

	FOOD - 2.6%
39,358	Whole Foods Market, Inc.	1,318,493

	FOREST PRODUCTS & PAPER - 2.1%
28,206	International Paper Co.	1,063,366

	GAS - 4.7%
69,134	Centerpoint Energy, Inc.	1,269,300
59,629	NiSource, Inc.	1,163,362
		2,432,662

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Fair Value
	HEALTHCARE - PRODUCTS - 2.3%
30,713	Baxter International, Inc.	$1,171,701

	HEALTHCARE - SERVICES - 2.4%
8,885	Anthem, Inc.	1,238,924

	INSURANCE - 4.3%
23,193	MetLife, Inc.	1,118,134
13,626	Prudential Financial, Inc.	1,109,293
		2,227,427
	IRON & STEEL - 2.2%
28,024	Nucor Corp.	1,129,367

	MACHINERY - CONSTRUCTION & MINING - 4.1%
16,481	Caterpillar, Inc.	1,120,049
79,530	Joy Global, Inc.	1,002,873
		2,122,922
	MINING - 2.5%
129,064	Alcoa, Inc.	1,273,862

	OIL & GAS - 10.1%
51,859	Diamond Offshore Drilling, Inc.	1,094,225
68,835	Ensco PLC	1,059,371
20,656	Helmerich & Payne, Inc.	1,106,129
40,701	Murphy Oil Corp.	913,737
82,521	Transocean Ltd.	1,021,610
		5,195,072
	PHARMACEUTICALS - 6.8%
11,362	Johnson & Johnson	1,167,104
21,807	Merck & Co., Inc.	1,151,846
36,876	Pfizer, Inc.	1,190,357
		3,509,307
	REAL ESTATE INVESTMENT TRUST (REIT) - 4.9%
1	Four Corners Property Trust	24
32,983	HCP, Inc.	1,261,270
21,979	Ventas, Inc.	1,240,275
		2,501,569
	RETAIL - 10.7%
37,156	Coach, Inc.	1,216,116
31,960	GameStop Corp.	896,158
42,420	Gap, Inc.	1,047,774
24,192	Kohls Corp.	1,152,265
19,362	Wal-Mart Stores, Inc.	1,186,891
		5,499,204

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Fair Value
	SEMICONDUCTORS - 2.3%
33,968	Intel Corp.	$1,170,198

	SOFTWARE - 2.3%
41,453	CA, Inc.	1,183,898

	TELECOMMUNICATIONS - 11.3%
34,744	AT&T, Inc.	1,195,541
42,904	CenturyLink, Inc.	1,079,465
235,171	Frontier Communications Corp.	1,098,248
22,781	Level 3 Communications, Inc. *	1,238,375
25,768	Verizon Communications, Inc.	1,190,997
		5,802,626

	TOTAL COMMON STOCKS (Cost $57,017,648)	55,865,464

	SHORT-TERM INVESTMENT - 5.7%
	MONEY MARKET FUND - 5.7%
2,915,635	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $2,915,635)	2,915,635

	TOTAL INVESTMENTS - 114.5% (Cost $59,933,283) (a)	$58,781,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5)%	(7,443,991)
	NET ASSETS - 100.0%	$51,337,108

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,967,684 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,091,598
Unrealized Depreciation:	(2,278,183)
Net unrealized Depreciation:	$(1,186,585)

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

*	Non-income producing security.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

REIT- Real Estate Investment Trust.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

	HCM Tactical	HCM Dividend
	Growth Fund	Sector Plus Fund
ASSETS
Investment securities:
At cost	$26,992,003	$59,933,283
At fair value	$26,578,830	$58,781,099
Receivable for Fund shares sold	40,224	61,239
Dividends and interest receivable	11,202	68,970
Prepaid expenses	9,723	21,047
TOTAL ASSETS	26,639,979	58,932,355

LIABILITIES
Line of Credit Payable	—	7,500,000
Investment advisory fees payable	22,223	55,176
Distribution (12b-1) fees payable	5,924	12,279
Related Party Payable	4,852	6,845
Payable for Fund shares redeemed	4,144	4,263
Accrued expenses and other liabilities	15,044	16,684
TOTAL LIABILITIES	52,187	7,595,247
NET ASSETS	$26,587,792	$51,337,108

Net Assets Consist Of:
Paid in capital	$28,361,384	$53,306,535
Undistributed net investment income	26,176	141,685
Accumulated net realized loss from security transactions	(1,386,595)	(958,928)
Net unrealized depreciation on investments	(413,173)	(1,152,184)
NET ASSETS	$26,587,792	$51,337,108

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2015

	HCM Tactical		HCM Dividend
	Growth Fund		Sector Plus Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$26,153,171		$48,921,159
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,843,591		5,038,213
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.20		$9.71
Maximum offering price per share (maximum sales charge of 5.75%)	$9.76		$10.30

Class I Shares:
Net Assets	$9		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.21	*	$9.71	*

Class R Shares:
Net Assets	$9		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.21	*	$9.71	*

Class A1 Shares:
Net Assets			$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$9.71	*
Maximum offering price per share (maximum sales charge of 5.75%)			$10.30	*

Investor Class Shares:
Net Assets	$434,603		$2,415,919
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	47,379		249,147
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.17		$9.70

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2015

	HCM Tactical	HCM Dividend
	Growth Fund	Sector Plus Fund
INVESTMENT INCOME
Dividends	$286,227	$1,030,053
Interest	439	358
TOTAL INVESTMENT INCOME	286,666	1,030,411

EXPENSES
Investment advisory fees	159,660	284,485
Distribution (12b-1) fees:
Class A	31,629	54,559
Class Investor	1,212	9,351
Administrative services fees	18,753	24,526
Registration fees	18,652	18,652
Accounting services fees	12,600	13,254
Transfer agent fees	7,864	10,970
Audit fees	7,562	7,058
Printing and postage expenses	7,562	7,562
Compliance officer fees	6,079	5,424
Legal fees	6,050	6,050
Trustees fees and expenses	5,042	5,042
Custodian fees	2,521	4,537
Non 12b-1 shareholder servicing	2,773	3,529
Insurance expense	554	806
Other expenses	2,420	3,226
TOTAL EXPENSES	290,933	459,031
Plus: Expenses recaptured by the Adviser	—	1,335
Less: Expenses waived by the Adviser	(35,768)	—

NET EXPENSES	255,165	460,366
NET INVESTMENT INCOME	31,501	570,045

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Security transactions	(335,899)	(885,721)
Net change in unrealized depreciation on investments	(622,792)	(19,106)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(958,691)	(904,827)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(927,190)	$(334,782)

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 **
FROM OPERATIONS
Net investment income	$31,501	$28,558
Net realized loss from security transactions	(335,899)	(691,992)
Distributions of realized gains from underlying investment companies	—	14,644
Net change in unrealized appreciation(depreciation) on investments	(622,792)	209,619
Net decrease in net assets resulting from operations	(927,190)	(439,171)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(373,479)	—
Class I	— +	—
Class R	— +	—
Investor Class	(6,226)	—
From net investment income:
Class A	—	(28,539)
Net decrease in net assets resulting from distributions to shareholders	(379,705)	(28,539)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,828,103	31,909,464
Class I	—	10
Class R	—	10
Investor Class	420,247	10
Net asset value of shares issued in reinvestment of distributions:
Class A	220,797	16,894
Investor Class	6,225	—
Redemption fee proceeds:
Class A	1,175	4,091
Investor Class	13	—
Payments for shares redeemed:
Class A	(3,899,565)	(7,145,077)
Net increase in net assets resulting from shares of beneficial interest	3,576,995	24,785,402
TOTAL INCREASE IN NET ASSETS	2,270,100	24,317,692

NET ASSETS
Beginning of Period	24,317,692	—
End of Period *	$26,587,792	$24,317,692
* Includes undistributed net investment income (loss) of:	$26,176	$(5,325)

**	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 **
SHARE ACTIVITY
Class A:
Shares Sold	740,730	3,238,144
Shares Reinvested	24,397	1,754
Shares Redeemed	(425,178)	(736,256)
Net increase in shares of beneficial interest outstanding	339,949	2,503,642

Class I:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Investor Class:
Shares Sold	46,688	1
Shares Reinvested	690	—
Net increase in shares of beneficial interest outstanding	47,378	1

**	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six moths Ended
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 **
FROM OPERATIONS
Net investment income	$570,045	$178,430
Net realized gain (loss) from security transactions	(885,721)	990,986
Net change in unrealized depreciation on investments	(19,106)	(1,133,078)
Net increase (decrease) in net assets resulting from operations	(334,782)	36,338
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,025,924)	—
Class I	— +	—
Class R	— +	—
Class A1	— +	—
Investor Class	(50,826)	—
From net investment income:
Class A	(571,303)	—
Class I	— +	—
Class R	— +	—
Class A1	— +	—
Investor Class	(22,930)
Net decrease in net assets resulting from distributions to shareholders	(1,670,983)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,948,389	39,804,316
Class I	—	10
Class R	—	10
Class A1	—	10
Investor Class	2,443,274	10
Net asset value of shares issued in reinvestment of distributions:
Class A	826,342	—
Investor Class	70,189	—
Redemption fee proceeds:
Class A	12,889	6,751
Investor Class	632	—
Payments for shares redeemed:
Class A	(6,873,901)	(2,915,586)
Investor Class	(16,800)	—
Net increase in net assets resulting from shares of beneficial interest	16,411,014	36,895,521

TOTAL INCREASE IN NET ASSETS	14,405,249	36,931,859

NET ASSETS
Beginning of Period	36,931,859	—
End of Period *	$51,337,108	$36,931,859
* Includes undistributed net investment income of:	$141,685	$165,873

**	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six moths Ended
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 **
SHARE ACTIVITY
Class A:
Shares Sold	2,005,176	3,917,682
Shares Reinvested	87,259	—
Shares Redeemed	(693,530)	(278,374)
Net increase in shares of beneficial interest outstanding	1,398,905	3,639,308

Class I:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class A1:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Investor Class:
Shares Sold	243,419	1
Shares Reinvested	7,419	—
Shares Redeemed	(1,692)	—
Net increase in shares of beneficial interest outstanding	249,146	1

**	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Period Ended
Class A	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$9.71	$10.00
Activity from investment operations:
Net investment income (2)	0.01	0.01
Net realized and unrealized loss on investments	(0.39)	(0.29)
Total from investment operations	(0.38)	(0.28)
Less distributions from:
Net investment income	—	(0.01)
Net realized gains	(0.13)	—
Total distributions	(0.13)	(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00
Net asset value, end of period	$9.20	$9.71
Total return (3)(8)	(3.84)%	(2.77)%
Net assets, at end of period (000s)	$26,153	$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	2.27%	2.52%
Ratio of net expenses to average net assets (5)(6)	1.99%	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	0.26%	0.15%
Portfolio Turnover Rate (8)	125%	247%

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2015	Period Ended
Class I	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.00	(10)
Net realized and unrealized loss on investments	(0.43)	(0.28)
Total from investment operations	(0.38)	(0.28)
Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—
Net asset value, end of period	$9.21	$9.72
Total return (3)(8)	(3.84)%	(2.80)%
Net assets, at end of period (000s) (9)	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.02%	2.27%
Ratio of net expenses to average net assets (5)(6)	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.01%	(0.10)%
Portfolio Turnover Rate (8)	125%	247%

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2015	Period Ended
Class R	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.00	(10)
Net realized and unrealized loss on investments	(0.48)	(0.28)
Total from investment operations	(0.38)	(0.28)
Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—
Net asset value, end of period	$9.21	$9.72
Total return (3)(8)	(3.84)%	(2.80)%
Net assets, at end of period (000s) (9)	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.12%	2.37%
Ratio of net expenses to average net assets (5)(6)	1.84%	1.84%
Ratio of net investment income to average net assets (5)(6)(7)	0.11%	0.00%
Portfolio Turnover Rate (8)	125%	247%

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2015	Period Ended
Investor Class	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)	0.00	(10)
Net realized and unrealized loss on investments	(0.38)	(0.28)
Total from investment operations	(0.42)	(0.28)
Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	—
Net asset value, end of period	$9.17	$9.72
Total return (3)(8)	(4.25)%	(2.80)%
Net assets, at end of period (000s)	$435	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	3.02%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.90)%	0.90%
Portfolio Turnover Rate (8)	125%	247%

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Period Ended
Class A	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.06
Net realized and unrealized gain (loss) on investments	(0.24)	0.09
Total from investment operations	(0.11)	0.15
Less distributions from:
Net investment income	(0.12)	—
Net realized gains	(0.21)	—
Total distributions	(0.33)	—
Paid-in-Capital From Redemption Fees	0.00 (9)	—
Net asset value, end of period	$9.71	$10.15
Total return (3)(8)	(1.00)%	1.50%
Net assets, at end of period (000s)	$48,921	$36,932
Ratio of gross expenses to average net assets (4)(5)(6)	1.98%	2.38%
Ratio of net expenses to average net assets (5)(6)	1.99%	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.55%	1.76%
Portfolio Turnover Rate (8)	117%	54%

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Period Ended
Class I	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.00	(10)
Net realized and unrealized gain (loss) on investments	(0.29)	0.15
Total from investment operations	(0.11)	0.15
Less distributions from:
Net investment income	(0.12)	—
Net realized gains	(0.21)	—
Total distributions	(0.33)	—
Net asset value, end of period	$9.71	$10.15
Total return (3)(8)	(1.00)%	1.50%
Net assets, at end of period (000s) (9)	$10	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.98%	2.38%
Ratio of net expenses to average net assets (5)(6)	1.99%	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.55%	1.76%
Portfolio Turnover Rate (8)	117%	54%

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Period Ended
Class R	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.00	(10)
Net realized and unrealized gain (loss) on investments	(0.31)	0.15
Total from investment operations	(0.11)	0.15
Less distributions from:
Net investment income	(0.12)	—
Net realized gains	(0.21)	—
Total distributions	(0.33)	—
Net asset value, end of period	$9.71	$10.15
Total return (3)(8)	(1.00)%	1.50%
Net assets, at end of period (000s) (9)	$10	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.83%	2.23%
Ratio of net expenses to average net assets (5)(6)	1.84%	1.84%
Ratio of net investment income to average net assets (5)(6)(7)	2.40%	1.61%
Portfolio Turnover Rate (8)	117%	54%

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2015	Period Ended
Class A1	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (2)	0.17	0.00	(10)
Net realized and unrealized gain (loss) on investments	(0.28)	0.15
Total from investment operations	(0.11)	0.15
Less distributions from:
Net investment income	(0.12)	—
Net realized gains	(0.21)	—
Total distributions	(0.33)	—
Net asset value, end of period	$9.71	$10.15
Total return (3)(8)	(1.00)%	1.50%
Net assets, at end of period (000s) (9)	$10	$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.13%	2.53%
Ratio of net expenses to average net assets (5)(6)	2.14%	2.14%
Ratio of net investment income to average net assets (5)(6)(7)	2.70%	1.91%
Portfolio Turnover Rate (8)	117%	54%

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2015	Period Ended
Investor Class	(Unaudited)	June 30, 2015 (1)
Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	(0.21)	0.15
Total from investment operations	(0.14)	0.15
Less distributions from:
Net investment income	(0.10)	—
Net realized gains	(0.21)	—
Total distributions	(0.31)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	—
Net asset value, end of period	$9.70	$10.15
Total return (3)(8)	(1.32)%	1.50%
Net assets, at end of period (000s)	$2,416	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.73%	3.13%
Ratio of net expenses to average net assets (5)(6)	2.74%	2.74%
Ratio of net investment income to average net assets (5)(6)(7)	3.30%	2.51%
Portfolio Turnover Rate (8)	117%	54%

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2015

1. ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”) and HCM Dividend Sector Plus Fund (“HDSPF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015.

The Funds offer Class A, Class I, Class R shares and Investor Class shares. HDSPF also offers Class A1 shares. Class A1, Class I and Class R shares are not currently offered for sale. Class I , Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for each Fund’s assets measured at fair value:

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,312,096	$—	$—	$10,312,096
Exchange Traded Funds	13,439,860	—	—	13,439,860
Mutual Fund	1,995,181	—	—	1,995,181
Short-Term Investment	831,693	—	—	831,693
Total	$26,578,830	$—	$—	$26,578,830

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$55,865,464	$—	$—	$55,865,464
Short-Term Investment	2,915,635	—	—	2,915,635
Total	$58,781,099	$—	$—	$58,781,099

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with MUFG Union Bank, N.A. and BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate. In the event of Default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified, per annum, on the principal balance outstanding. Average borrowings during the periods that the line of credit was in use and the average interest rate during the six months ended December

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

31, 2015 were $7,500,000 and 1.83%, respectively. The largest outstanding borrowing during the six months ended December 31, 2015 was $7,500,000. As of December 31, 2015, the Fund had $7,500,000 outstanding borrowings.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded open since inception related to uncertain tax positions expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $32,000,376 and $29,895,930, respectively, for HTGF. For the six months ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

and U.S. Government securities, amounted to $72,709,179 and $52,603,128, respectively, for HDSPF.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets. For the six months ended December 31, 2015, the Adviser earned management fees of $159,660 and $284,485 for HTGF and HDSPF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2016 and October 31, 2017 for both HTGF and HDSPF, respectively, to waive a portion of its advisory fee and has agreed to reimburse HTGF and HDSPF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	N/A
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause the each Fund’s expenses to exceed the expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. During the six months ended December 31, 2015, the Adviser waived $35,501 in fees for HTGF and was recaptured $1,335 in previously waived fees for HDSPF.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

6/30/2018
HTGF	$97,273
HDSPF	$39,448

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, and 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class A1, Class I and Class R shares are not currently accruing fees. Pursuant to the Plans, $31,629 in distribution fees for Class A shares and $1,212 in distribution fees for Investor Class shares for HTGF were incurred during the six months ended December 31, 2015. Pursuant to the Plans, $54,559 in distribution fees for Class A shares and $9,351 in distribution fees for Investor Class shares for HDSPF were incurred during the six months ended December 31, 2015.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2015, the Distributor received $2,850 from front-end sales charge of which $372 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the six months ended December 31, 2015, the Distributor received $11,733 and $0, respectively, from front-end sales charge of which $1,560 and $0, respectively, was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2015 was as follows:

For the period ended June 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Growth Fund	$27,526	$—	$1,013	$28,539
Dividend Sector Plus Fund	—	—	—	—

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Tactical Growth Fund	$—	$—	$(295,869)	$—	$(300,919)	$130,091	$(466,697)
Dividend Sector Plus Fund	1,203,817	—	—	—	—	(1,167,479)	36,338

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain/ (loss) is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Tactical Growth Fund	$10,569
Dividend Sector Plus Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Tactical Growth Fund	$290,350
Dividend Sector Plus Fund	—

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015

At June 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Tactical Growth Fund	$295,869	$—	$295,869
Dividend Sector Plus Fund	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and tax adjustments related to real estate investment trusts and C-Corporation return of capital distributions, resulted in reclassification for the period ended June 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Tactical Growth Fund	$(1,013)	$(5,344)	$6,357
Dividend Sector Plus Fund	—	(12,557)	12,557

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2015, HTGF and HDSPF assessed $1,188 and $13,521, respectively, in redemption fees.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The HCM Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2015

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/15	12/31/15	7/1/15 - 12/31/15	7/1/15 - 12/31/15
HCM Tactical Growth Fund - Class A	$1,000.00	$961.60	$9.81	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	961.60	8.58	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	961.60	9.07	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	957.50	13.48	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	990.00	9.95	1.99%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	990.00	10.70	2.14%
HCM Dividend Sector Plus Fund - Class I	1,000.00	990.00	9.95	1.99%
HCM Dividend Sector Plus Fund - Class R	1,000.00	990.00	9.20	1.84%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	986.80	9.19	2.74%

Hypothetical
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,015.13	$10.08	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	1,016.39	8.82	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	1,015.89	9.32	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,011.36	13.85	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,015.13	10.08	1.99%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,014.38	10.84	2.14%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,015.13	10.08	1.99%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,015.89	9.32	1.84%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,011.36	9.30	2.74%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
555 Sun Valley Drive, Suite B-4
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/ President

Date 3/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/ President

Date 3/10/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/16